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                        FLAG INVESTORS SERIES FUNDS, INC.
                                One South Street
                            Baltimore, Maryland 21202

                                  March 6, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:      FLAG INVESTORS SERIES FUNDS, INC. (the "Company")
         1933 Act File No. 33-8479
         1940 Act File No. 811-4827

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Company hereby certifies that the definitive forms of prospectus and statement of additional information of its series, Flag Investors International Fund, dated February 29, 2000, do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Fund, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 24 on February 29, 2000.

If you have any questions regarding this certification, please call me at (410) 895-3776.

                                    Very truly yours,

                                    /s/ Daniel O. Hirsch
                                    ------------------------------
                                    Daniel O. Hirsch
                                    Assistant Secretary